Financial Instruments-risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments risk Management [Abstract]
Schedule of Gearing Ratios

The gearing ratios at December 31, 2020 and 2019 were as follows:

Amounts in US$‘000	2020	2019
Net Debt	582,679	326,239
Total Equity	(109,190)	132,885
Total Capital	473,489	459,124
Gearing Ratio	123%	71%